OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details 2) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
OPERATING LEASE RIGHTOFUSE ASSET AND OPERATING LEASE LIABILITY
Office lease	$ 129,667	$ 141,160
Less current portion	(50,647)	(48,963)
Long term portion	79,020	92,197	$ 141,160
Fiscal year ending June 30 2023	45,589	60,392
Fiscal year ending June 30 2024	62,201	62,201
Fiscal year ending June 30 2025	37,112	37,112
Maturity of the lease liability is as follows
Lease liability Gross	144,901	159,705
Present value discount	(15,235)	(18,545)
Lease liability	$ 129,667	$ 141,160